DEPOSITS FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
DEPOSITS FOR NON-CURRENT ASSETS
Schedule of Deposits for Non-Current Assets

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	256,337	224,866	35,286
Reserve for unrecoverable deposits	(8,500)	—	—
	247,837	224,866	35,286

*    The amount represented interest-free non-refundable partial payments to suppliers of medical equipment and to construction engineering group for construction of hospitals. The remaining contractual obligations associated with these purchase contracts that the suppliers need to undertake are approximately RMB480,290 and RMB257,165 (US$40,355) as at December 31, 2020 and 2021 respectively, which are included in the amount disclosed as purchase commitments in note 27. The Group recognized impairment loss on deposits for non-current assets of RMB62,400, RMB8,500 and nil for the years ended December 31, 2019, 2020 and 2021, respectively. The amount of written off for the gross amount of deposits and the allowance is RMB93,260 and RMB8,500 (US$1,334) for the years ended December 31, 2020 and 2021, respectively, since those deposits are deemed uncollectible.